INTERIM CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
INTERIM CONDENSED BALANCE SHEET
Common Stock, Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Issued	25,108,044	18,296,511	0
Common Stock, Outstanding	25,108,044	18,296,511	0